UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6424

        Nuveen New York Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Quality Income Municipal Fund, Inc. (NUN)
	June 30, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 22.2% (13.4% of Total Investments)
$ 500	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	8/10 at 102.00	AA	$526,925
	Corporation, University of Buffalo Lakeside Cottage Project, Series 2000B, 5.625%, 8/01/20 –
	AMBAC Insured
	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing
	Corporation, University of Buffalo Project, Series 2000A:
1,065	5.625%, 8/01/20 – AMBAC Insured	8/10 at 102.00	AA	1,122,350
610	5.750%, 8/01/25 – AMBAC Insured	8/10 at 102.00	AA	641,744
6,000	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University	No Opt. Call	AA	6,423,540
	System, Series 1993A, 5.750%, 7/01/13 – MBIA Insured
1,000	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,	No Opt. Call	AA	1,079,070
	Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured
670	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University,	7/12 at 100.00	A2	680,305
	Series 2002, 5.000%, 7/01/19 – FGIC Insured
2,750	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University,	7/11 at 100.00	AA	2,773,623
	Series 2001, 5.000%, 7/01/26 – AMBAC Insured
2,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AA–	2,101,700
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – XLCA Insured
2,320	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	AA	2,362,502
	Facilities, Series 2004A, 5.000%, 7/01/29 – MBIA Insured
2,830	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	AA	2,882,298
	Facilities, Series 2006A, 5.000%, 7/01/31 – MBIA Insured
745	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	N/R	704,703
	5.000%, 7/01/37 – FGIC Insured
2,000	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AA–	2,226,140
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
800	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aa3	860,952
640	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	Aa3	686,534
4,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	AAA	4,540,360
	Facilities, 1989 Resolution, Series 2000C, 5.750%, 5/15/16 – FSA Insured
1,915	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	AAA	2,143,440
	Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – FSA Insured
2,000	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue	7/08 at 102.00	AA–	2,014,000
	Bonds, City University System, Series 1998-1, 5.000%, 7/01/26 – FGIC Insured
2,000	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate	7/15 at 100.00	AA	2,015,620
	University, Series 2005A, 5.000%, 7/01/40 – AMBAC Insured
6,415	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, Hofstra	7/08 at 102.00	AA	6,479,407
	University, Series 1998, 5.000%, 7/01/23 – MBIA Insured
4,775	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Trinity	12/08 at 101.00	AA	4,826,904
	Episcopal School, Series 1997, 5.250%, 6/15/27 – MBIA Insured
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
2,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	AA	1,953,260
3,240	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	AA	3,154,399
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
1,215	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	1,192,292
9,840	5.000%, 3/01/36 – MBIA Insured	9/16 at 100.00	AAA	9,608,661
5,910	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	5,180,706
6,250	New York City Trust for Cultural Resources, New York, Revenue Refunding Bonds, Museum of	7/08 at 101.00	AA	6,315,063
	Modern Art, Series 1996A, 5.500%, 1/01/21 – AMBAC Insured
1,005	New York State Dormitory Authority, Revenue Bonds, New York University, Series 2007, 5.000%,	7/17 at 100.00	Aa3	1,008,618
	7/01/32 – AMBAC Insured

74,495	Total Education and Civic Organizations			75,505,116

	Health Care – 16.2% (9.8% of Total Investments)
3,995	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/08 at 101.00	AA	4,041,542
	Millard Fillmore Hospitals, Series 1997, 5.375%, 2/01/32 – AMBAC Insured
7,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	8/08 at 101.00	AA	6,870,500
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
2,420	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AAA	2,484,082
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – FSA Insured
2,700	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	N/R	2,591,136
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
1,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	N/R	996,050
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
9,000	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services	7/09 at 101.00	AA	9,091,530
	of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/24 –
	MBIA Insured
1,800	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series	7/17 at 100.00	AAA	1,831,824
	2007B, 5.125%, 7/01/37 – AGC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer
	Center, Series 2003-1:
2,500	5.000%, 7/01/21 – MBIA Insured	7/13 at 100.00	AA	2,549,275
3,300	5.000%, 7/01/22 – MBIA Insured	7/13 at 100.00	AA	3,368,739
2,635	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	2,848,356
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
2,150	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AAA	2,162,277
	Hospital Project, Series 2007, 5.000%, 8/15/36 – FSA Insured
9,000	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	AA	9,087,210
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/31 – AMBAC Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
2,800	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AA	2,866,696
3,065	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	AA	3,130,346
1,265	New York State Dormitory Authority, Revenue Bonds, North Shore Jewish Obligated Group, Series	No Opt. Call	N/R	1,244,722
	2007A, 5.250%, 7/01/34 – FGIC Insured

54,630	Total Health Care			55,164,285

	Housing/Multifamily – 3.7% (2.2% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
1,500	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA+	1,584,675
1,500	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA+	1,578,195
5,515	5.000%, 7/01/25 – FGIC Insured	7/15 at 100.00	AA+	5,568,496
1,871	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	7/08 at 105.00	AA	1,968,305
	Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 – AMBAC Insured
560	New York City, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A,	1/17 at 100.00	AAA	491,781
	4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
40	New York State Housing Finance Agency, FHA-Insured Multifamily Housing Mortgage Revenue Bonds,	8/08 at 100.00	AA	40,064
	Series 1994B, 6.250%, 8/15/14 – AMBAC Insured
1,440	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	11/08 at 100.00	AAA	1,442,794
	Series 1996A, 6.125%, 11/01/20 – FSA Insured

12,426	Total Housing/Multifamily			12,674,310

	Industrials – 1.0% (0.6% of Total Investments)
3,765	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel	1/17 at 100.00	BBB–	3,401,188
	Center Project, Series 2007A, 5.000%, 1/01/36 – XLCA Insured (Alternative Minimum Tax)

	Long-Term Care – 1.3% (0.8% of Total Investments)
4,450	Castle Rest Residential Healthcare Facility, Syracuse, New York, FHA-Insured Mortgage Revenue	8/08 at 101.00	AAA	4,450,668
	Bonds, Series 1997A, 5.750%, 8/01/37

	Tax Obligation/General – 14.3% (8.6% of Total Investments)
1,500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – FGIC Insured	3/13 at 100.00	Baa3	1,562,655
805	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – MBIA Insured	No Opt. Call	A2	858,879
14,630	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	14,080,351
	2/15/47 – FGIC Insured (UB)
	Monroe County, New York, General Obligation Public Improvement Bonds, Series 2002:
2,250	5.000%, 3/01/15 – FGIC Insured	3/12 at 100.00	BBB+	2,330,010
1,000	5.000%, 3/01/17 – FGIC Insured	3/12 at 100.00	BBB+	1,028,330
	New York City, New York, General Obligation Bonds, Fiscal Series 2001D:
5,360	5.250%, 8/01/15 – MBIA Insured	8/10 at 101.00	AA	5,597,502
2,095	5.250%, 8/01/15 – FSA Insured	8/10 at 101.00	AAA	2,192,795
5,000	5.000%, 8/01/16 – FGIC Insured	8/10 at 101.00	AA	5,155,950
125	New York City, New York, General Obligation Bonds, Fiscal Series 2002C, 5.125%, 3/15/25 –	3/12 at 100.00	AAA	129,171
	FSA Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
3,350	5.000%, 11/01/19 – FSA Insured (UB)	11/14 at 100.00	AAA	3,498,506
1,700	5.000%, 11/01/20 – FSA Insured (UB)	11/14 at 100.00	AAA	1,764,821
4,130	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AA	4,320,228
	FGIC Insured
	Peru Central School District, Clinton County, New York, General Obligation Refunding Bonds,
	Series 2002B:
1,845	4.000%, 6/15/18 – FGIC Insured	6/12 at 100.00	A	1,830,314
1,915	4.000%, 6/15/19 – FGIC Insured	6/12 at 100.00	A	1,874,517
2,305	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/20 – MBIA Insured	8/15 at 100.00	AA	2,375,717

48,010	Total Tax Obligation/General			48,599,746

	Tax Obligation/Limited – 53.0% (32.0% of Total Investments)
3,340	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds,	7/09 at 101.00	AA	3,440,033
	Harmony Heights School, Issue 1, Series 1999C, 5.500%, 7/01/18 – AMBAC Insured
130	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/10 at 100.00	AAA	131,260
	Services Facilities, Series 2000D, 5.250%, 8/15/30 – FSA Insured
	Dormitory Authority of the State of New York, Lease Revenue Bonds, Madison-Oneida Board of
	Cooperative Educational Services, Series 2002:
1,045	5.250%, 8/15/20 – FSA Insured	8/12 at 100.00	AAA	1,096,404
1,100	5.250%, 8/15/21 – FSA Insured	8/12 at 100.00	AAA	1,154,109
1,135	5.250%, 8/15/22 – FSA Insured	8/12 at 100.00	AAA	1,193,248
3,610	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AA–	3,733,751
	2004-2, 5.000%, 7/01/20 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D-1:
2,300	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA–	2,451,064
1,200	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	1,225,020
7,900	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	AA	8,246,652
	Program, Series 2002D, 5.250%, 10/01/23 – MBIA Insured
1,040	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,079,510
	2005F, 5.000%, 3/15/21 – FSA Insured
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2003:
1,200	5.750%, 5/01/20 – FSA Insured	5/12 at 100.00	AAA	1,280,736
1,000	5.750%, 5/01/22 – FSA Insured	5/12 at 100.00	AAA	1,067,470
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District:
1,710	5.750%, 5/01/26 – FSA Insured (UB)	5/14 at 100.00	AAA	1,869,868
2,420	5.750%, 5/01/28 – FSA Insured (UB)	5/18 at 100.00	AAA	2,672,309
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2007A:
5,980	5.750%, 5/01/27 – FSA Insured (UB)	5/17 at 101.00	AAA	6,551,628
1,670	5.750%, 5/01/28 – FSA Insured (UB)	5/17 at 101.00	AAA	1,823,256
7,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	7,822,350
	5.250%, 11/15/25 – FSA Insured
4,600	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AA	4,836,394
	5.500%, 7/01/18 – MBIA Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
3,000	5.500%, 1/01/19 – MBIA Insured	7/12 at 100.00	AA	3,167,760
6,000	5.500%, 1/01/20 – MBIA Insured	7/12 at 100.00	AA	6,335,520
3,000	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	3,041,220
8,000	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA	8,092,480
2,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	No Opt. Call	AAA	2,295,110
	Series 2008, 5.750%, 7/01/18 – FSA Insured (UB)
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds,
	Series 2003A:
1,555	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	1,583,783
1,555	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	1,579,242
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
2,720	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	2,802,634
1,990	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	2,046,058
4,960	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	5,066,987
1,500	5.000%, 10/15/32 – AMBAC Insured	10/14 at 100.00	AAA	1,530,705
1,600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	1,612,128
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2002B:
10,170	5.250%, 5/01/12 – MBIA Insured	11/11 at 101.00	AAA	10,770,639
2,420	5.250%, 5/01/17 – MBIA Insured	11/11 at 101.00	AAA	2,544,291
970	5.000%, 5/01/30 – MBIA Insured	11/11 at 101.00	AAA	981,233
5,345	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	5,497,707
	Series 2003C, 5.250%, 8/01/21 – AMBAC Insured
1,995	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	2,085,713
	Series 2003E, 5.250%, 2/01/22 – MBIA Insured
1,845	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	1,918,210
	Series 2004C, 5.000%, 2/01/19 – XLCA Insured
3,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	3,590,615
	Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured
	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005:
2,535	5.000%, 11/15/30 – AMBAC Insured	11/15 at 100.00	AA	2,537,941
12,010	5.000%, 11/15/44 – AMBAC Insured	11/15 at 100.00	AA	11,864,438
3,750	New York State Local Government Assistance Corporation, Revenue Bonds, Series 2008, 5.250%,	No Opt. Call	AAA	4,076,250
	4/01/16 – FSA Insured (UB)
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Genera1 Series	4/14 at 100.00	AA	1,031,670
	2004, 5.000%, 4/01/22 – MBIA Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
8,455	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	9,397,648
2,600	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	2,705,638
1,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	1,028,390
	5.000%, 3/15/24 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
12,400	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA	12,877,891
1,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA	1,033,260
3,190	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities,	No Opt. Call	AA	3,471,103
	Series 1995, 5.600%, 4/01/15 – MBIA Insured
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	510,530
	2005B, 5.000%, 3/15/30 – FSA Insured
1,980	Niagara Falls City School District, Niagara County, New York, Certificates of Participation,	6/15 at 100.00	AAA	2,016,036
	High School Facility, Series 2005, 5.000%, 6/15/28 – FSA Insured
3,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series	No Opt. Call	AAA	3,244,680
	2002E, 5.500%, 7/01/14 – FSA Insured
6,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series	No Opt. Call	AAA	6,593,160
	2008, 5.500%, 7/01/18 – FSA Insured (UB)

172,425	Total Tax Obligation/Limited			180,605,732

	Transportation – 15.6% (9.4% of Total Investments)
7,575	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AAA	7,190,645
	4.500%, 11/15/36 – FSA Insured
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002A:
3,815	5.500%, 11/15/19 – AMBAC Insured	11/12 at 100.00	AA	3,971,835
4,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	A	4,039,520
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002E:
2,665	5.500%, 11/15/21 – MBIA Insured	11/12 at 100.00	AA	2,804,406
8,500	5.000%, 11/15/25 – MBIA Insured	11/12 at 100.00	AA	8,565,875
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
2,665	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	AA	2,771,387
4,075	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	AA	4,147,372
970	New York State Thruway Authority, General Revenue Bonds, Series 2007H, 5.000%, 1/01/25 –	1/18 at 100.00	AA–	1,004,891
	FGIC Insured
1,700	New York State Thruway Authority, General Revenue Bonds, Series 2008, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	1,739,287
	FSA Insured (UB)
2,500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International	4/09 at 101.00	AA	2,503,850
	Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
1,700	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AA–	1,734,255
	Series 2005, 5.000%, 12/01/31 – XLCA Insured
1,570	Port Authority of New York and New Jersey, One Hundred and Forty Eighth Consolidated Revenue	8/17 at 100.00	AAA	1,688,064
	Bonds, RITES Trust 1516, 11.509%, 8/15/32 – FSA Insured (IF)
5,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002A,	1/12 at 100.00	Aa2	5,185,000
	5.250%, 1/01/20 – FGIC Insured
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
1,570	5.500%, 11/15/20 – MBIA Insured	No Opt. Call	AA	1,743,030
3,800	5.250%, 11/15/22 – MBIA Insured	11/12 at 100.00	AA	3,960,398

52,105	Total Transportation			53,049,815

	U.S. Guaranteed – 14.8% (8.9% of Total Investments) (4)
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 2000D:
65	5.250%, 8/15/30 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	Aaa	68,461
175	5.250%, 8/15/30 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	Aaa	184,466
2,435	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	2,828,813
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
1,410	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/11 at 100.00	AA– (4)	1,513,226
	Facilities, Series 2001, 5.500%, 7/01/20 (Pre-refunded 7/01/11) – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester,
	Series 2000A:
1,990	0.000%, 7/01/17 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AA (4)	1,893,545
2,230	0.000%, 7/01/18 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AA (4)	2,121,912
2,495	0.000%, 7/01/19 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AA (4)	2,374,067
1,870	0.000%, 7/01/21 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AA (4)	1,779,361
	Longwood Central School District, Suffolk County, New York, Series 2000:
910	5.750%, 6/15/19 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	A2 (4)	990,553
1,410	5.750%, 6/15/20 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	A2 (4)	1,534,813
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
4,000	5.000%, 4/01/17 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA	4,343,480
1,000	5.000%, 4/01/29 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA	1,085,870
	Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds,
	Series 1998B:
10,000	4.875%, 7/01/18 – FGIC Insured (ETM)	9/08 at 101.00	AAA	10,110,299
4,500	4.750%, 7/01/26 – FGIC Insured (ETM)	9/08 at 101.00	AAA	4,522,185
30	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/11 at 101.00	Aaa	32,170
	Series 2002B, 5.000%, 5/01/30 (Pre-refunded 11/01/11) – MBIA Insured
655	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	Aaa	706,863
	Series 2003C, 5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured
4,875	New York City, New York, General Obligation Bonds, Fiscal Series 2002C, 5.125%, 3/15/25	3/12 at 100.00	AAA	5,210,839
	(Pre-refunded 3/15/12) – FSA Insured
6,965	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A, 5.250%,	4/12 at 100.00	AAA	7,459,445
	4/01/20 (Pre-refunded 4/01/12) – FSA Insured
	Putnam Valley Central School District, Putnam and Westchester Counties, New York, General
	Obligation Bonds, Series 1999:
525	5.875%, 6/15/19 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	557,760
525	5.875%, 6/15/25 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	557,760
525	5.875%, 6/15/27 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	557,760

48,590	Total U.S. Guaranteed			50,433,648

	Utilities – 10.3% (6.2% of Total Investments)
1,650	Islip Resource Recovery Agency, New York, Revenue Bonds, Series 1994B, 7.250%, 7/01/11 – AMBAC	No Opt. Call	AA	1,782,611
	Insured (Alternative Minimum Tax)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
4,000	0.000%, 6/01/24 – FSA Insured	No Opt. Call	AAA	1,874,000
4,000	0.000%, 6/01/25 – FSA Insured	No Opt. Call	AAA	1,769,200
5,000	0.000%, 6/01/26 – FSA Insured	No Opt. Call	AAA	2,085,450
7,000	0.000%, 6/01/27 – FSA Insured	No Opt. Call	AAA	2,760,100
10,500	0.000%, 6/01/28 – FSA Insured	No Opt. Call	AAA	3,895,710
7,000	0.000%, 6/01/29 – FSA Insured	No Opt. Call	AAA	2,440,970
2,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	2,529,750
	5.000%, 9/01/27 – FSA Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
6,180	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	6,211,827
8,020	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A–	8,024,892
750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	747,750
	5.000%, 12/01/35 – CIFG Insured
865	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	906,217
	11/15/19 – FGIC Insured

57,465	Total Utilities			35,028,477

	Water and Sewer – 6.7% (4.0% of Total Investments)
	New York City Municipal Water Finance Authority, New York, Water and Sewerage System
	Revenue Bonds:
6,525	5.000%, 6/15/27 – MBIA Insured (UB)	6/15 at 100.00	AAA	6,682,709
3,500	5.000%, 6/15/36 – MBIA Insured (UB)	6/16 at 100.00	AAA	3,545,780
830	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	888,357
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
1,360	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AA+	1,453,051
	Bonds, Fiscal Series 2000B, 6.000%, 6/15/33 – MBIA Insured
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AA+	3,033,810
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
7,000	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AA	7,134,960
	6/01/28 – MBIA Insured

22,215	Total Water and Sewer			22,738,667

$ 550,576	Total Long-Term Investments (cost $533,910,685) – 159.1%			541,651,652

	Short-Term Investments – 6.8% (4.1% of Total Investments)
$ 2,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Variable		VMIG-2	2,000,000
	Rate Demand Obligations, Series 2006, ROCS 715, 2.700%, 11/01/27 – MBIA Insured (5)
3,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Variable Rate		VMIG-1	3,000,000
	Demand Obligations, Series 2007, Trust 12173, 1.810%, 7/15/09 – MBIA Insured (5)
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,		A-1+	2,000,000
	Variable Rate Demand Obligations, Series 2007, Trust 10266, 2.600%,
	1/15/10 – MBIA Insured (5)
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue		VMIG-1	3,000,000
	Bonds, Variable Rate Demand Obligations, Fiscal Series 2004, Trust 622, 2.050%,
	6/15/12 – AMBAC Insured (5)
4,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,		A-1+	4,000,000
	Variable Rate Demand Obligations, Series 2005, Trust 1049, 2.050%, 4/01/13 – MBIA Insured (5)
3,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of		Aa3	3,000,000
	Natural History, Variable Rate Demand Obligations, Series 2004B, 2.750%, 7/01/44 –
	MBIA Insured (5)
4,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue		VMIG-1	4,000,000
	Refunding Bonds, Variable Rate Demand Obligations, Series 2002, Trust 304, 2.050%,
	11/15/18 – MBIA Insured (5)
2,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue		VMIG-1	2,000,000
	Refunding Bonds, Variable Rate Demand Obligations, Series 2007, Trust 12167, 1.810%,
	7/15/09 – MBIA Insured (5)

$ 23,000	Total Short-Term Investments (cost $23,000,000)			23,000,000

	Total Investments (cost $556,910,685) – 165.9%			564,651,652

	Floating Rate Obligations – (11.8)%			(40,195,000)

	Other Assets Less Liabilities – 3.8%			12,827,139

	Preferred Shares, at Liquidation Value – (57.9)% (6)			(197,000,000)

	Net Assets Applicable to Common Shares – 100%			$340,283,791

As of June 30, 2008, all of the bonds in the Portfolio of Investments, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance
or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of June 30, 2008. Subsequent to June 30, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end.
Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(6)	Preferred Shares, at Liquidation Value as a percentage of total investments is (34.9)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2008, the cost of investments was $516,557,629.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2008, were as follows:

Gross unrealized:
Appreciation	$13,241,078
Depreciation	(5,365,444)

Net unrealized appreciation (depreciation) of investments	$ 7,875,634

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Quality Income Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         August 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        August 29, 2008